Interim Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Operating activities
Earnings	$ 174	$ 97	$ 269	$ 146
Items not affecting cash:
Depreciation and amortization	36	27	66	51
Deferred income tax	28	12	31	25
Loss on disposal of assets	0	2	0	7
Other items	(5)	(10)	2	(4)
Cash flows from (used in) operations	233	128	368	225
Net change in non-cash operating working capital balances	19	2	(74)	(55)
Net change in taxes receivable, taxes payable and investment tax credit receivable	(2)	14	(40)	13
Cash flows from (used in) operating activities	250	144	254	183
Investing activities
Investment in property, plant and equipment	(61)	(62)	(117)	(118)
Investment in intangible assets	(1)	(1)	(1)	(3)
Cash flows from (used in) investing activities	(62)	(63)	(118)	(121)
Financing activities
Common share dividends paid	(40)	(19)	(81)	(25)
Issue of common shares	2	0	4	3
Accounts receivable securitization repayments, net	0	0	0	(200)
Accounts receivable securitization repayments, net	0	(61)	0	0
Bank advances, net	0	(2)	0	0
Cash flows from (used in) financing activities	(38)	(82)	(77)	(222)
Foreign exchange revaluation on cash and cash equivalents held	(5)	8	(2)	6
Increase during period	145	7	57	(154)
Balance, beginning of period	153	0	241	161
Balance, end of period	$ 298	$ 7	$ 298	$ 7